35. Insurance coverage	12 Months Ended
Dec. 31, 2020
Subsequent Events
Insurance coverage
35.	Insurance coverage

The insurance coverage as of December 31, 2020 is summarized as follows:

Insured assets	Covered risks	Amount insured
Property and equipment and inventories	Operating risks	16,438
Business interruption	Loss of profits	13,110
Cars and Others (*)	Damages	337

The Company also has specific insurance policies for general civil liability of R$100 and civil responsibility of R$134, coverage against fraud and risk (Criminal) in the amount of R$44 and damage protection and Cybersecurity responsibility (Cyber) of R$37, which totaled a coverage of R$315.

(*) The value reported above does not include coverage of the hulls, which are insured by the value of 100% of the Foundation Institute of Economic Research – FIPE table.